Equity-accounted investees (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity-accounted investees [Line Items]
Dividends received		$ 3,851	$ 10,612	$ 2,091
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Description of the nature of the relationship		Distribution and commercialization of specialty plant nutrients in the Middle East.
Domicile		PO Box 71871, Abu Dhabi
Country of incorporation		United Arab Emirates
Share of ownership in associates		37.00%
Dividends received		$ 0	6,632	0
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Description of the nature of the relationship		Distribution and commercialization of specialty plant nutrients in Turkey.
Domicile		Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya
Country of incorporation		Turkey
Share of ownership in associates		50.00%
Dividends received		$ 0	0	0
Ajay North America
Equity-accounted investees [Line Items]
Description of the nature of the relationship		Production and distribution of iodine derivatives.
Domicile		1400 Industry RD Power Springs GA 30129
Country of incorporation		United States of America
Share of ownership in associates		49.00%
Dividends received		$ 2,796	2,807	1,123
Ajay Europe SARL
Equity-accounted investees [Line Items]
Description of the nature of the relationship		Production and distribution of iodine derivatives.
Domicile		Z.I. du Grand Verger BP 227 53602 Evron Cedex
Country of incorporation		France
Share of ownership in associates		50.00%
Dividends received		$ 1,055	811	968
SQM Eastmed Turkey,
Equity-accounted investees [Line Items]
Description of the nature of the relationship		Production and commercialization of specialty products.
Domicile		Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya
Country of incorporation		Turkey
Share of ownership in associates		50.00%
Dividends received		$ 0	0	0
Charlee SQM Thailand Co, Ltd,
Equity-accounted investees [Line Items]
Description of the nature of the relationship		Distribution and commercialization of specialty plant nutrients.
Domicile		31 Soi 138 (Meesuk) LLapdrawrd, Bangkapi, 10240 Bangkok
Country of incorporation		Thailand
Share of ownership in associates		40.00%
Dividends received		$ 0	362	0
Kore Potash Ltd.
Equity-accounted investees [Line Items]
Description of the nature of the relationship		Prospection, exploration and mining development.
Domicile		L 3 88 William ST Perth, was 6000
Country of incorporation		Australia
Share of ownership in associates		19.67%
Dividends received		$ 0	0	0
Terra Tarsa B.V | Related Party of Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[1]	Distribution and trading of specialty plant nutrients.
Domicile	[1]	Herikerbergweg 238, Luna Arena, 1101CM Amsterdam PO Box 23393, 1100DW Amsterdam Zuidoost
Country of incorporation	[1]	Holland
Share of ownership in associates	[1]	50.00%
Dividends received	[1]	$ 0	0	0
Plantacote N.V. | Related Party of Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[1]	Sale of CRF and production and sales of WSNPK.
Domicile	[1]	Houtdok-Noordkaai 25a, 2030 Antwerpen, Belgium
Country of incorporation	[1]	Belgium
Share of ownership in associates	[1]	100.00%
Dividends received	[1]	$ 0	0	0
Doktolab Tarim Arastima San, Tic As | Related Party of Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[1]	Laboratory services.
Domicile	[1]	27. Cd. No:2, 07190 Aosb 2. Kısım/Döşemealtı, Antalya, Turkey
Country of incorporation	[1]	Turkey
Share of ownership in associates	[1]	100.00%
Dividends received	[1]	$ 0	0	0
Terra Tarsa Ukraine LLC | Related Party of Terra Tarsa B.V [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[2]	Distribution and trading of specialty plant nutrients.
Domicile	[2]	74800 Ukraine, Kakhovka, 4 Yuzhnaya Str.
Country of incorporation	[2]	Ukraine
Share of ownership in associates	[2]	100.00%
Dividends received	[2]	$ 0	0	0
Terra Tarsa Don LLC | Related Party of Terra Tarsa B.V [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship		Distribution and sale of specialty fertilizers
Domicile		Zorge Street, house 17, 344090, Rostov-on-Don
Country of incorporation		Russian Federation
Share of ownership in associates		100.00%
Dividends received		$ 0	0	0
Internacional Technical and Trading Agenies Co. WLL | Related Party of Abu Dhabi Fertilizer Industries WWL [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[3]	Distribution and trading of specialty plant nutrients, in the Middle East.
Domicile	[3]	P.O Box: 950918 Amman 11195
Country of incorporation	[3]	Jordan
Share of ownership in associates	[3]	50.00%
Dividends received	[3]	$ 0	0	0
Doctochem Tarim Sanayai Ticaret LTD | Related Party of Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[1]	Production, distribution and trading of specialty plant nutrition. .
Domicile	[1]	Eski Büyükdere Cad No: 7 GIZ 2000 Plaza K:17 D:67-68 Maslak Sariyer Ístambul.
Country of incorporation	[1]	Turkey
Share of ownership in associates	[1]	100.00%
Dividends received	[1]	$ 0	$ 0	$ 0

[1]	Doktor Tarsa Tarim Sanayi AS
[2]	Terra Tarsa B.V.
[3]	Abu Dhabi Fertilizer Industries WWL